BALANCE SHEETS [Parenthetical] (USD $)	Apr. 30, 2012	Oct. 31, 2011	Oct. 31, 2010
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	287,038,332	250,173,570	198,100,817
Common stock, shares outstanding	287,038,332	250,173,570	198,100,817
Series B Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 10,000
Preferred stock, shares issued	740	740	789
Preferred stock, shares outstanding	740	740	789